LOSS PER SHARE - Summary of earnings per share basic and diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (2,176,340)	$ (306,530)	¥ (2,658,184)	¥ (1,588,712)
Denominator:
Weighted average number of ordinary shares outstanding-basic	3,558,354,940	3,558,354,940	3,623,838,985	3,441,729,444
Weighted average number of ordinary shares outstanding-diluted	3,558,354,940	3,558,354,940	3,623,838,985	3,441,729,444
Basic loss per share | (per share)	¥ (0.61)	$ (0.09)	¥ (0.73)	¥ (0.46)
Diluted loss per share | (per share)	¥ (0.61)	$ (0.09)	¥ (0.73)	¥ (0.46)